Note 14 - Stock Compensation Plans - Components of the ESOP Shares (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Allocated shares (in shares)	153,647	139,219
Unreleased shares (in shares)	68,533	82,961
Total ESOP shares (in shares)	222,180	222,180
Fair value of unreleased shares (in thousands)	$ 822	$ 1,004